Note 11 - Income Taxes (Details) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Limitations on Use	As a result, $106 million of our federal NOL carry forwards are limited to $22 million due to this change in ownership event. In addition, the annual limitations may result in the expiration of net operating losses before utilization
Increase (Decrease) in Deferred Income Taxes			$ 1,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount			1,000,000
Unrecognized Tax Benefits	289,000	297,000	302,000	288,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	200,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	11,400	5,000	5,000
Unrecognized Tax Benefits, Income Tax Penalties Expense	19,400	5,000	10,000
Maximum Open Period After Formal Notification To The States	1 year
Internal Revenue Service (IRS) [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	150,000,000
State and Local Jurisdiction [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	118,000,000
Including Penalties and Interest Expense [Member]
Note 11 - Income Taxes (Details) [Line Items]
Unrecognized Tax Benefits	500,000	400,000
Valuation Allowance of Deferred Tax Assets [Member]
Note 11 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	6,600,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Note 11 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount		$ 8,700,000	$ 700,000
Minimum [Member]
Note 11 - Income Taxes (Details) [Line Items]
Statute of Limitations Period	3 years
Maximum [Member]
Note 11 - Income Taxes (Details) [Line Items]
Statute of Limitations Period	5 years